Related Party Disclosures - Additional Information (Details) - USD ($)		12 Months Ended
	Aug. 28, 2023	Jun. 30, 2024
Consultancy Agreement [member]
Disclosure of transactions between related parties [line items]
Transaction costs paid		$ 125,000
Top of Range | Consultancy Agreement [member]
Disclosure of transactions between related parties [line items]
Provision of services	$ 300,000
Ocelot
Disclosure of transactions between related parties [line items]
Amounts owed to related party, effective rate		23.20%